Asset Retirement Obligations - Additional Information (Details) - Asset retirement obligation - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Estimated cash flows, undiscounted amount	$ 721,700	$ 721,000
Estimated inflation rate	1.80%	1.50%
Estimated risk free rate	1.70%	1.20%
Other provisions	$ 743,683	$ 760,383	$ 667,974
Other provisions, period of costs being incurred	60 years